Intangible assets	12 Months Ended
Dec. 31, 2012
Intangible assets
Intangible assets

9.                            Intangible assets

Intangible assets, which were recognized in connection with the adoption of push-down accounting, are as follows:

	Weighted
	average
	remaining
	amortization	2012		2011
	period		Accumulated		Accumulated
	(years)	Gross amount	amortization	Gross amount	amortization

Contract backlog (1)	8	$86,835	$54,911	$86,835	$24,077
Customer relationships (1)	2	1,333	334	1,333	281

		$88,168	$55,245	$88,168	$24,358

(1)                       Using the income approach to determine fair values as of May 26, 2011, as a result of the adoption of push-down accounting.

For the year ended December 31, 2012, and for the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the year ended December 2010 (Predecessor Registrant), amortization expense for these intangible assets was $30,887, $24,358, $1,304 and $5,761, respectively.

Future annual amortization expense for intangible assets is estimated to be as follows:

2013	$22,915
2014	5,600
2015	2,658
2016	898
2017	346
Thereafter	506

$32,923